SEGMENT REPORTING - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [abstract]
Number of reportable segments	3
Number of operating segments	4
Number of segments into which operating segments are consolidated	1
Majority percentage of non-current assets	71.60%	77.50%	80.50%